Equity (Details) - $ / shares	May 02, 2023	Jun. 30, 2023	Dec. 31, 2022
Equity (Details) [Line Items]
Stockholders' equity note, stock split	the shareholders of the Company approved a 1 for 2,600 share forward split of the Company’s authorized and issued ordinary shares whereby every 1 share was split into 2,600 shares
Ordinary share, par value (in Dollars per share)		$ 0.000000385
Ordinary shares authorized		260,000,000,000	260,000,000,000
Ordinary shares issued		48,011,600	48,011,600	[1]
Ordinary shares outstanding		48,011,600	48,011,600	[1]
Maximum [Member]
Equity (Details) [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.001
Ordinary shares authorized	260,000,000,000
Minimum [Member]
Equity (Details) [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.000000385
Ordinary shares authorized	100,000,000

[1]	Giving retroactive effect to the share forward split on May 2, 2023.